STOCKHOLDERS' EQUITY (DEFICIT) - 2011 Equity Incentive Plan (Details Narrative) (2011 Equity Incentive Plan, USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum common stock issuance	10,000,000
Number of common stock option outstanding	5,200,250		4,892,000
Numbers of vested options exercisble of common shares	3,696,249
Numbers of vested options exercisble of common shares to employees	2,319,249
Numbers of vested options exercisble of common shares to non employees	1,377,000
Number of common shares reserved for future grant	4,799,750
Number of shares exercised	13,100
Options vesting period	5 years
Options expiration period	10 years
Total share-based compensation expense (in dollars)	$ 161,807	$ 28,710
Selling, general and administration
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense (in dollars)	108,274
Cost of goods sold
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense (in dollars)	$ 53,533